Deferred share units (Tables)	12 Months Ended
Dec. 31, 2023
Deferred Share Units
Schedule of Deferred Share Units

The following table summarizes the DSU activity during the years ended December 31, 2023 and 2022:

		Weighted
		average
		grant date
		fair value
	Number of	per share
	shares	(C$)

Unvested as at December 31, 2021	5,625,000	$1.03
Granted (i)	210,000	0.20
Vested (ii)(iii)	(3,125,000)	1.03
Unvested as at December 31, 2022	2,710,000	$0.97
Granted (i)	1,875,280	0.22
Vested (ii)(iii)	(3,071,826)	0.55
Unvested as at December 31, 2023	1,495,454	$0.90

(i)	On March 31, 2022, the Board approved the early vesting of 625,000 DSUs for one of the Company’s Directors. During the three months ended June 30, 2022, the director redeemed 2,500,000 DSUs for C$750,000, and elected to use net proceeds to subscribe for 375,000 units in the Company’s April 2022 special warrant issuance at C$0.30 per unit, with the balance of the redeemed amount payable in cash after applicable withholding tax deductions.

(ii)	On July 4, 2023, 1,611,826 DSUs were issued to the Company’s Directors which vested immediately.

(iii)	On July 6, 2023, 245,454 DSUs were issued to one of the Company’s Directors which vests on July 6, 2024.

(iv)	On April 21, 2023, 1,250,000 DSUs for one of the Company’s Directors vested.

(v)	On July 1, 2023, 210,000 DSUs for one of the Company’s Directors vested.